Acquisitions of businesses and purchase accounting - Med Supply Center, Inc. - Narratives (Details) - Med Supply Center, Inc. - USD ($)	Jun. 21, 2021	Sep. 30, 2022
Acquisition of businesses and purchase accounting
Purchase price	$ 1,601,000
Cash consideration	1,279,000	$ 322,000
Consideration to be paid	$ 10,000
Discount rate	2.39%
Holdback consideration	$ 312,000
Professional fees in conjunction with the acquisition	$ 26,000